LEASES	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES

10.LEASES

The Company leases its principal offices in New York, New York and maintains fulfillment centers and office space in various locations throughout the United States under operating leases which expire on various dates through January 2030. Certain of these arrangements have escalating rent payment provisions or optional renewal clauses. The table below only considers lease obligations through the committed term as the Company is not reasonably certain to elect the option to extend its leases beyond the option date.

The Company also entered into various finance lease arrangements for fulfillment center equipment. These agreements range from three years to approximately six years.

Supplemental balance sheet information related to operating and finance leases as of March 31, 2022 was as follows:

Leases	Balance Sheet Classification	March 31, 2022
Assets
Operating lease assets	Operating right-of-use assets	$10,520
Finance lease assets	Property and equipment, net	157
Total lease assets		$10,677

Liabilities
Current:
Operating lease liabilities	Operating lease liabilities, current	$3,270
Finance	Other current liabilities	74
Noncurrent:
Operating lease liabilities	Operating lease liabilities, noncurrent	7,703
Finance	Other long-term liabilities	85
Total lease liabilities		$11,132

As of March 31, 2022, for operating leases, the weighted-average remaining lease term is 5.1 years and the weighted-average discount rate is 11.16%. As of March 31, 2022, for finance leases, the weighted-average remaining lease term is 2.1 years, and the weighted-average discount rate is 8.84%.

The components of lease cost for the three months ended March 31, 2022 were as follows:

Lease Cost	Statements of Operations Classification	March 31, 2022
Finance lease cost:
Amortization of right-of-use assets	General and administrative expense	$25
Interest on lease liabilities	General and administrative expense	4
Total finance lease cost		$29
Operating lease cost	General and administrative expense	1,088
Variable lease cost	General and administrative expense	35
Total lease cost		$1,152

For office and fulfillment center leases and leased equipment, the variable lease cost primarily represents variable payments such as common area maintenance, utilities and equipment maintenance.

The following represents a schedule of maturing lease commitments for operating and finance leases as of March 31, 2022:

	March 31, 2022
	Operating	Finance
Maturity of lease liabilities
2022 (remaining nine months)	$3,398	$64
2023	2,922	77
2024	1,742	34
2025	1,771	—
2026	1,707	—
thereafter	2,926	—
Total future minimum lease payments	$14,466	$175
Less: interest	(3,492)	(16)
Present value of lease liabilities	$10,974	$159

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 under ASC 840 were as follows:

December 31, 2021
2022	$4,478
2023	2,920
2024	1,742
2025	1,769
2026	1,711
thereafter	2,921
Total future minimum lease payments	$15,541

Other supplemental cash flow information for the three months ended March 31, 2022 was as follows:

March 31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used for operating leases	$1,078
Operating cash used for finance leases	23
Financing cash used for finance leases	18
Total	$1,119

There were no right-of-use assets obtained in exchange for new finance lease or new operating lease liabilities during the period.

LEASES

The Company leases its principal offices in New York, New York and maintains fulfillment centers and office space in various locations throughout the United States under operating leases which expire on various dates through January 2030. Certain of these arrangements have escalating rent payment provisions or optional renewal clauses. The table below only considers lease obligations through the committed term as the Company is not reasonably certain to elect the option to extend its leases beyond the option date.

The Company also entered into various finance lease arrangements for fulfillment center equipment. These agreements range from three years to approximately six years.

Supplemental balance sheet information related to operating and finance leases as of March 31, 2022 was as follows:

Leases	Balance Sheet Classification	March 31, 2022
Assets
Operating lease assets	Operating right-of-use assets	$10,520
Finance lease assets	Property and equipment, net	157
Total lease assets		$10,677

Liabilities
Current:
Operating lease liabilities	Operating lease liabilities, current	$3,270
Finance	Other current liabilities	74
Noncurrent:
Operating lease liabilities	Operating lease liabilities, noncurrent	7,703
Finance	Other long-term liabilities	85
Total lease liabilities		$11,132

As of March 31, 2022, for operating leases, the weighted-average remaining lease term is 5.1 years and the weighted-average discount rate is 11.16%. As of March 31, 2022, for finance leases, the weighted-average remaining lease term is 2.1 years, and the weighted-average discount rate is 8.84%.

The components of lease cost for the three months ended March 31, 2022 were as follows:

Lease Cost	Statements of Operations Classification	March 31, 2022
Finance lease cost:
Amortization of right-of-use assets	General and administrative expense	$25
Interest on lease liabilities	General and administrative expense	4
Total finance lease cost		$29
Operating lease cost	General and administrative expense	1,088
Variable lease cost	General and administrative expense	35
Total lease cost		$1,152

For office and fulfillment center leases and leased equipment, the variable lease cost primarily represents variable payments such as common area maintenance, utilities and equipment maintenance.

The following represents a schedule of maturing lease commitments for operating and finance leases as of March 31, 2022:

	March 31, 2022
	Operating	Finance
Maturity of lease liabilities
2022 (remaining nine months)	$3,398	$64
2023	2,922	77
2024	1,742	34
2025	1,771	—
2026	1,707	—
thereafter	2,926	—
Total future minimum lease payments	$14,466	$175
Less: interest	(3,492)	(16)
Present value of lease liabilities	$10,974	$159

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 under ASC 840 were as follows:

December 31, 2021
2022	$4,478
2023	2,920
2024	1,742
2025	1,769
2026	1,711
thereafter	2,921
Total future minimum lease payments	$15,541

Other supplemental cash flow information for the three months ended March 31, 2022 was as follows:

March 31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used for operating leases	$1,078
Operating cash used for finance leases	23
Financing cash used for finance leases	18
Total	$1,119

There were no right-of-use assets obtained in exchange for new finance lease or new operating lease liabilities during the period.